Revenue (Tables)	12 Months Ended
Dec. 26, 2020
Revenue Recognition and Deferred Revenue [Abstract]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Table Text Block]
The following table reflects when deferred revenue is expected to be recognized in the future related to performance obligations that are unsatisfied at the end of the period:

(In thousands)	Estimate for Fiscal Year
2021	$23,754
2022	712
2023	478
2024	60
2025	60
Thereafter	552
Total	$25,616

Contract with Customer, Asset and Liability [Table Text Block]
The following table provides information about receivables and contract liabilities (deferred revenue) from contracts with customers as of December 26, 2020 and December 28, 2019:

(In thousands)	12/26/2020	12/28/2019
Accounts receivable	$38,444	$21,076
Notes receivable	28,240	15,000
Deferred revenue	25,616	4,903

Significant changes in deferred revenue as of December 26, 2020 and December 28, 2019 are as follows:

(In thousands)	12/26/2020	12/28/2019
Deferred revenue at beginning of period	$4,903	$—
Revenue recognized during the period	(3,080)	(270)
Deferred revenue from acquisitions and purchase price adjustments	12,515	5,173
New deferred revenue during period	11,278	—
Deferred revenue at end of period	$25,616	$4,903

Disaggregation of Revenue [Table Text Block]
The following represents the disaggregated revenue by reportable segments for the year ended December 26, 2020, the Transition Period, the period May 1, 2018 through December 29, 2018, and years ended April 30 2019, and April 30, 2018:

	Fiscal Year Ended 12/26/2020
(In thousands)	Vitamin Shoppe	American Freight	Buddy's	Consolidated
Retail sales	$1,035,964	$857,955	$5,743	$1,899,662
Total product revenue	1,035,964	857,955	5,743	1,899,662
Franchise fees	—	—	99	99
Royalties and advertising fees	—	—	9,993	9,993
Financial products	—	15,977	—	15,977
Interest income	—	1,287	—	1,287
Agreement, club and damage waiver fees	—	—	12,668	12,668
Warranty revenue	—	16,799	—	16,799
Other revenues	—	4,413	4,562	8,975
Total service and other revenue	—	38,476	27,322	65,798
Rental revenue, net	—	—	64,267	64,267
Total rental revenue	—	—	64,267	64,267
Total revenue	$1,035,964	$896,431	$97,332	$2,029,727

	Transition Period From 5/1/2019 - 12/28/2019
(In thousands)	Vitamin Shoppe	American Freight	Buddy's	Consolidated
Retail sales	$30,574	$64,067	$1,498	$96,139
Total product revenue	30,574	64,067	1,498	96,139
Franchise fees	—	—	160	160
Royalties and advertising fees	—	—	4,042	4,042
Interest income	—	267	—	267
Agreement, club and damage waiver fees	—	—	4,937	4,937
Other revenues	—	3,896	1,449	5,345
Total service and other revenue	—	4,163	10,588	14,751
Rental revenue, net	—	—	23,636	23,636
Total rental revenue	—	—	23,636	23,636
Total revenue	$30,574	$68,230	$35,722	$134,526

All revenue for periods prior to the Transition Period was from discontinued operations. Please refer to Note 3. Discontinued Operations and Assets Disposition for additional information regarding discontinued operations.